UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:4/30/12

Item 1.  Schedule of Investments.

Astor Long Short ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 92.5%
	ASSET ALLOCATION FUND - 4.9%
93,300	PowerShares DB US Dollar Index Bullish Fund *	$ 2,034,873

	COMMODITY FUNDS - 7.9%
83,440	PowerShares DB Commodity Index Tracking Fund *	2,370,530
14,961	PowerShares DB Precious Metals Fund *	862,651
		3,233,181
	DEBT FUNDS - 38.4%
21,619	Guggenheim Enhanced Short Duration Bond ETF	1,078,896
36,545	iShares Barclays 1-3 Year Treasury Bond Fund	3,086,591
58,327	iShares Barclays Aggregate Bond Fund	6,450,383
22,636	iShares iBoxx $ High Yield Corporate Bond Fund	2,064,403
26,555	iShares iBoxx Investment Grade Corporate Bond Fund	3,093,127
		15,773,400
	EQUITY FUNDS - 41.3%
22,459	Consumer Discretionary Select Sector SPDR Fund	1,024,355
23,281	Energy Select Sector SPDR Fund	1,656,909
88,770	First Trust Technology AlphaDEX Fund *	2,044,373
79,812	Guggenheim S&P 500 Equal Weight ETF	4,108,722
39,171	iShares High Dividend Equity Fund	2,269,176
24,513	iShares Dow Jones US Pharmaceuticals Index Fund	2,057,866
25,754	iShares Dow Jones Real Estate Index Fund	1,645,938
37,895	SPDR S&P Dividend ETF	2,147,131
		16,954,470

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,779,731)	37,995,924

	SHORT TERM INVESTMENTS - 15.5%
6,348,187	UB Institutional Trust Deposit (Cost - $6,348,187)	6,348,187

	TOTAL INVESTMENTS - 108.0% (Cost - $43,127,918) (a)	$ 44,344,111
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0) %	(3,271,990)
	NET ASSETS - 100.0%	$ 41,072,121

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,247,554
	Unrealized depreciation:	(31,361)
	Net unrealized appreciation:	$ 1,216,193

Astor Long Short ETF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012  for the Fund’s assets and liabilities measured at fair value:

Astor Long/Short ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,995,924	$ -	$ -	$ 37,995,924
Short Term Investments	6,348,187	-	-	6,348,187
Total	$ 44,344,111	$ -	$ -	$ 44,344,111

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Astor Active Income ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 94.6%
	DEBT FUNDS - 84.5%
494	Guggenheim Enhanced Short Duration Bond ETF	$ 24,653
438	iShares Barclays 1-3 Year Treasury Bond Fund	36,994
350	iShares Barclays 7-10 Year Treasury Bond Fund	36,991
406	iShares iBoxx $ High Yield Corporate Bond Fund	37,027
307	iShares iBoxx Investment Grade Corporate Bond Fund	35,760
1,254	PowerShares Build America Bond Portfolio	36,918
		208,343
	EQUITY FUNDS - 10.1%
575	Guggenheim Multi-Asset Income ETF	12,575
213	iShares High Dividend Equity Fund	12,339
		24,914

	TOTAL EXCHANGE TRADED FUNDS (Cost - $231,719)	233,257

	SHORT TERM INVESTMENTS - 16.3%
40,265	BlackRock Liquidity Funds T-Fund Portfolio (Cost -$40,265)	40,265

	TOTAL INVESTMENTS - 110.9% (Cost - 271,985) (a)	$ 273,522
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9) %	(26,953)
	NET ASSETS - 100.0%	$ 246,569

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,564
	Unrealized depreciation:	(27)
	Net unrealized appreciation:	$ 1,537

Astor Active Income ETF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012  for the Fund’s assets and liabilities measured at fair value:

Astor Active Income ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 233,257	-	-	$ 233,257
Short Term Investments	40,265	-	-	40,265
Total	$ 273,522	$ -	$ -	$ 273,522

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Astor SP Growth ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	ASSET ALLOCATION FUND - 5.4%
272	PowerShares DB US Dollar Index Bullish Fund *	$ 5,932

	COMMODITY FUNDS - 5.5%
137	PowerShares DB Commodity Index Tracking Fund *	3,892
37	PowerShares DB Precious Metals Fund *	2,133
		6,025
	DEBT FUNDS - 17.5%
50	iShares Barclays Aggregate Bond Fund	5,530
61	iShares iBoxx $ High Yield Corporate Bond Fund	5,563
71	iShares iBoxx Investment Grade Corporate Bond Fund	8,270
		19,363
	EQUITY FUNDS - 69.3%
72	Consumer Discretionary Select Sector SPDR Fund	3,284
62	Energy Select Sector SPDR Fund	4,413
238	First Trust Technology AlphaDEX Fund*	5,481
214	Guggenheim S&P 500 Equal Weight	11,017
69	iShares Dow Jones US Real Estate Index Fund	4,410
86	iShares High Dividend Equity Fund	4,982
58	SPDR S&P Dividend ETF	3,286
57	SPDR S&P Pharmaceuticals ETF	3,309
198	WisdomTree DEFA Fund	8,694
180	WisdomTree Earnings 500 Fund	8,786
157	WisdomTree MidCap Earnings Fund	9,381
170	WisdomTree SmallCap	9,370
		76,413

	TOTAL EXCHANGE TRADED FUNDS (Cost - $102,621)	107,733

	SHORT-TERM INVESTMENTS - 23.7%
	MONEY MARKET FUND - 23.7%
26,172	BlackRock Liquidity Funds T-Fund Portfolio (Cost - $26,172)	26,172

	TOTAL INVESTMENTS - 121.4% (Cost - $128,793) (a)	$ 133,905
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.4) %	(23,626)
	NET ASSETS - 100.0%	$ 110,279

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,177
	Unrealized depreciation:	(65)
	Net unrealized appreciation:	$ 5,112

Astor SP Growth ETF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2012  for the Fund’s assets and liabilities measured at fair value:

Astor SP Growth ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 107,733	$ -	$ -	$ 107,733
Short Term Investments	26,172	-	-	26,172
Total	$ 133,905	$ -	$ -	$ 133,905

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/26/2012

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/26/2012